Lease - Schedule of Future Minimum Payments of the Lease (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Future Minimum Payments of the Lease [Abstract]
2025	$ 97,234	$ 85,448
2026	94,630	63,376
2027	10,998	63,376
2028		10,563
Total lease payments	$ 202,862	$ 222,763